Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by the Dodd-Frank Act and the SEC’s implementing rules, we are providing the following information about the relationship between executive compensation actually paid and certain measures of financial performance. For further information concerning the Company’s compensation philosophy and how the Company seeks to align executive compensation with its performance, see the “Compensation Discussion and Analysis” section above.

The following table sets forth information concerning the compensation of our named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020 and our financial performance for each fiscal year:

					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in thousands) (7)	Diluted Earnings Per Common Share(8)
2023	$1,779,242	$1,648,996	$636,394	$560,841	$107.03	$100.08	$67,800	$5.61
2022	1,696,915	1,769,914	558,415	619,756	104.07	98.03	75,948	6.02
2021	1,671,003	1,838,211	525,616	621,300	100.94	113.59	74,627	5.46
2020	1,604,219	1,194,469	551,353	336,824	81.25	85.98	59,313	4.21

(1)	Represents the total compensation of our principal executive officer (“PEO”), Joseph W. Turner, as reported in the Summary Compensation Table (“SCT”) for each year indicated. Refer to the “Summary Compensation Table” above. Mr. J. Turner served as our PEO during those years.

(2)	Represents the amount of “compensation actually paid” to Mr. J. Turner, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. J. Turner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. J. Turner’s total compensation for each year to determine the compensation actually paid:

(3)	Represents the average of the total compensation of each of our non-PEO NEOs as reported in the SCT for each year indicated. The non-PEO NEOs included in this calculation for each year are as follows: William V. Turner, Rex A. Copeland, Kevin L. Baker and John M. Bugh.

(4)	Represents the average of the total compensation actually paid to our named non-PEO NEOs as reported in the SCT, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

(5)	Represents the cumulative four-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2019 and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(6)	Represents a cumulative four-year total return to shareholders of a peer group calculated using the same method described in footnote (5). For all years listed, the peer group used is the S&P U.S. BMI Banks Midwest Region Index.

(7)	Represents our reported net income reflected in the Company’s audited financial statements for each year indicated.

(8)	Represents our diluted earnings per common share, for each year indicated, which we believe represents the most important financial performance measure that was used to link compensation actually paid to our PEO and non-PEO NEOs for the most recent fiscal year to Company performance.

Company Selected Measure Name		diluted earnings per common share
Named Executive Officers, Footnote		Represents the total compensation of our principal executive officer (“PEO”), Joseph W. Turner, as reported in the Summary Compensation Table (“SCT”) for each year indicated. Refer to the “Summary Compensation Table” above. Mr. J. Turner served as our PEO during those years.
PEO Total Compensation Amount	[1]	$ 1,779,242	$ 1,696,915	$ 1,671,003	$ 1,604,219
PEO Actually Paid Compensation Amount	[2]	$ 1,648,996	1,769,914	1,838,211	1,194,469
Adjustment To PEO Compensation, Footnote

Reconciliation of PEO SCT Total and Compensation Actually Paid

	2023	2022	2021	2020
Total compensation as reported in SCT	$1,779,242	$1,696,915	$1,671,003	$1,604,219
Pension values reported in SCT for covered fiscal year	(157,000)	---	(14,000)	(258,000)
Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year	43,000	40,000	39,000	34,000
Fair value of equity awards granted during covered fiscal year	(91,494)	(105,144)	(89,590)	(54,750)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	130,806	110,370	103,075	94,125
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(15,594)	19,565	102,823	(152,630)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(39,964)	8,208	25,900	(72,495)
Total compensation actually paid to PEO	$1,648,996	$1,769,914	$1,838,211	$1,194,469

Non-PEO NEO Average Total Compensation Amount	[3]	$ 636,394	558,415	525,616	551,353
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 560,841	619,756	621,300	336,824
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Non-PEO NEOs SCT Total and Compensation Actually Paid

	2023	2022	2021	2020
Total compensation as reported in SCT	$636,394	$558,415	$525,616	$551,353
Pension values reported in SCT for covered fiscal year	(95,000)	---	(38,333)	(128,000)
Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year	36,000	38,500	37,500	32,500
Fair value of equity awards granted during covered fiscal year	(51,026)	(74,814)	(63,580)	(38,325)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end	72,950	78,533	73,150	65,888
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(11,033)	13,695	70,055	(100,476)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(27,444)	5,427	16,892	(46,116)
Total average compensation actually paid to non-PEO NEOs	$560,841	$619,756	$621,300	$336,824

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following list presents the most important financial measures, as determined by the Compensation Committee, used by the Company to link compensation actually paid to our NEOs, for fiscal year 2023, to the Company’s performance:

●	Diluted earnings per common share
●	Comparison of actual performance to budgeted expectations
●	Return on average assets
●	Return on average tangible common equity
●	Pre-provision net revenue
●	Net interest margin
●	Net charge-off ratio

Total Shareholder Return Amount	[5]	$ 107.03	104.07	100.94	81.25
Peer Group Total Shareholder Return Amount	[6]	100.08	98.03	113.59	85.98
Net Income (Loss)	[7]	$ 67,800,000	$ 75,948,000	$ 74,627,000	$ 59,313,000
Company Selected Measure Amount	[8]	5.61	6.02	5.46	4.21
PEO Name		Joseph W. Turner
Measure:: 1
Pay vs Performance Disclosure
Name		Diluted earnings per common share
Measure:: 2
Pay vs Performance Disclosure
Name		Comparison of actual performance to budgeted expectations
Measure:: 3
Pay vs Performance Disclosure
Name		Return on average assets
Measure:: 4
Pay vs Performance Disclosure
Name		Return on average tangible common equity
Measure:: 5
Pay vs Performance Disclosure
Name		Pre-provision net revenue
Measure:: 6
Pay vs Performance Disclosure
Name		Net interest margin
Measure:: 7
Pay vs Performance Disclosure
Name		Net charge-off ratio
Total compensation as reported in SCT [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,779,242	$ 1,696,915	$ 1,671,003	$ 1,604,219
Non-PEO NEO Average Compensation Actually Paid Amount		636,394	558,415	525,616	551,353
Pension values reported in SCT for covered fiscal year [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		(157,000)		(14,000)	(258,000)
Non-PEO NEO Average Compensation Actually Paid Amount		(95,000)		(38,333)	(128,000)
Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in covered fiscal year [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		43,000	40,000	39,000	34,000
Non-PEO NEO Average Compensation Actually Paid Amount		36,000	38,500	37,500	32,500
Fair value of equity awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		(91,494)	(105,144)	(89,590)	(54,750)
Non-PEO NEO Average Compensation Actually Paid Amount		(51,026)	(74,814)	(63,580)	(38,325)
Fair value of equity awards granted in covered fiscal year and that were unvested at end of such covered fiscal year - valued at year-end [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		130,806	110,370	103,075	94,125
Non-PEO NEO Average Compensation Actually Paid Amount		72,950	78,533	73,150	65,888
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		(15,594)	19,565	102,823	(152,630)
Non-PEO NEO Average Compensation Actually Paid Amount		(11,033)	13,695	70,055	(100,476)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		(39,964)	8,208	25,900	(72,495)
Non-PEO NEO Average Compensation Actually Paid Amount		(27,444)	5,427	16,892	(46,116)
Total compensation actually paid to PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,648,996	1,769,914	1,838,211	1,194,469
Total average compensation actually paid to non-PEO NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount		$ 560,841	$ 619,756	$ 621,300	$ 336,824

[1]	Represents the total compensation of our principal executive officer (“PEO”), Joseph W. Turner, as reported in the Summary Compensation Table (“SCT”) for each year indicated. Refer to the “Summary Compensation Table” above. Mr. J. Turner served as our PEO during those years.
[2]	Represents the amount of “compensation actually paid” to Mr. J. Turner, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. J. Turner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. J. Turner’s total compensation for each year to determine the compensation actually paid:
[3]	Represents the average of the total compensation of each of our non-PEO NEOs as reported in the SCT for each year indicated. The non-PEO NEOs included in this calculation for each year are as follows: William V. Turner, Rex A. Copeland, Kevin L. Baker and John M. Bugh.
[4]	Represents the average of the total compensation actually paid to our named non-PEO NEOs as reported in the SCT, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:
[5]	Represents the cumulative four-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2019 and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.
[6]	Represents a cumulative four-year total return to shareholders of a peer group calculated using the same method described in footnote (5). For all years listed, the peer group used is the S&P U.S. BMI Banks Midwest Region Index.
[7]	Represents our reported net income reflected in the Company’s audited financial statements for each year indicated.
[8]	Represents our diluted earnings per common share, for each year indicated, which we believe represents the most important financial performance measure that was used to link compensation actually paid to our PEO and non-PEO NEOs for the most recent fiscal year to Company performance.